Goodwill (Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill Rollforward and by Segment
Goodwill	$ 874	$ 874	$ 986
Accumulated impairment	(493)	(493)	(460)
Total goodwill, net	381	381	526
Dispositions (1)			(112)
Impairments	(381)	0	(33)
Goodwill	874	874	874
Accumulated impairment	(874)	(493)	(493)
Total goodwill, net	0	381	381
Annuities
Goodwill Rollforward and by Segment
Goodwill	427	427	427
Accumulated impairment	(427)	(427)	(394)
Total goodwill, net	0	0	33
Dispositions (1)			0
Impairments	0		(33)
Goodwill	427	427	427
Accumulated impairment	(427)	(427)	(427)
Total goodwill, net	0	0	0
Life
Goodwill Rollforward and by Segment
Goodwill	66	66	66
Accumulated impairment	(66)	(66)	(66)
Total goodwill, net	0	0	0
Dispositions (1)			0
Impairments	0		0
Goodwill	66	66	66
Accumulated impairment	(66)	(66)	(66)
Total goodwill, net	0	0	0
Run-off [Member]
Goodwill Rollforward and by Segment
Goodwill	381	381	493
Accumulated impairment	0	0	0
Total goodwill, net	381	381	493
Dispositions (1)			(112)
Impairments	(381)		0
Goodwill	381	381	381
Accumulated impairment	(381)	0	0
Total goodwill, net	$ 0	$ 381	$ 381